Note 2 - Basis of Preparation	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]

2.    Basis of preparation

The Company prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value.

Significant accounting judgments and estimates used by management in the preparation of consolidated financial statements are presented in Note 3.

All amounts presented in CAD$ have been translated from the Company's functional currency and may contain immaterial rounding.

The consolidated financial statements were approved by the Board of Directors on March 31, 2025.

2.1.    Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The consolidated financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

2.2.    Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

2.3.    Functional currency

The Company's functional currency is the currency of the primary economic environment in which it operates and that best reflects its business and operations. The Company’s operations are held by the Brazilian subsidiary, Sigma Mineração S.A., which provides the entirety of the inflows and outflows of the Company, including any dividends to be remitted. The Parent Company in Canada is a pure holding company with no operations and depends on the Brazilian subsidiary to provide its cash flow. The prices of the lithium commodity are globally referenced in U.S. dollars to provide reference for market players located in different countries and different currencies. Consequently, the Company’s revenues are translated into the Brazilian Real, which is the currency that most of the costs for supplying products or services are incurred and which the costs are normally expressed and settled. Accordingly, the Company’s functional currency is the Brazilian Real ("R$").

As of December 31, 2024 the main exchange rates used by the Company to convert the financial information with a currency different from functional currency were US$1.00 was equivalent to R$6.1923 (R$4.8413 on December 31, 2023) and CAD$1.00 was equivalent to R$4.3047 (R$3.6522 on December 31, 2023), according to the rates obtained from Central Bank of Brazil website

2.4.    Presentation currency of the financial statements

The presentation currency is the currency in which the consolidated financial statements are presented and is usually defined according to the Company's legal obligations and the currency in which the reporting entity is located. These consolidated financial statements are presented in Canadian Dollars (“$” or “CAD$”), translating the statements prepared in the functional currency of the Brazilian subsidiaries into Canadian Dollars, using the following criteria:

●	Assets and liabilities for each statement of financial position date presented are translated at the closing rate at the date of that statement of financial position;

●	Income and expenses for each statement of profit or loss are translated at the average monthly exchange rates for each year;

●	Shareholders' equity is translated at historical cost; and

●	All resulting exchange differences are recognized in other comprehensive income (loss).

2.5.    Material accounting policies

As for recognition and measurement basis applied in the preparation of the financial statements, the material accounting practices are presented in each of the notes to which they relate.

2.6.    Going concern

The Company’s management believes that it has adequate resources to continue its operations. Therefore, these financial statements for the year ended December 31, 2024, have been prepared on a going concerning basis.